Long-Term Debt - Covenants (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Debt Instrument [Line Items]
Debt Instrument Covenant Description	The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $144,475 at June 30, 2019 and $99,154 at December 31, 2018, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Two loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,700. Two loan agreements require a monthly pro rata transfer to a retention account of any principal due, but unpaid.
Debt Instrument Covenant Compliance	As at June 30, 2019, the Company and its wholly and majority owned subsidiaries had twenty-five loan agreements, with an aggregate principal amount outstanding there under totaling $1,542,660. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in one of its loan agreements, which did not require an amount to be reclassified within current liabilities at June 30, 2019.
Cash and cash equivalents	$ 182,929	$ 204,763	$ 272,501
Carrying amount	1,542,660	1,607,122
Twenty five loan agreements
Debt Instrument [Line Items]
Carrying amount	1,542,660
Minimum liquidity requirement
Debt Instrument [Line Items]
Cash and cash equivalents	144,475	$ 99,154
Two loan agreements
Debt Instrument [Line Items]
Held in deposit account	$ 3,700